Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.15%
Communication services: 5.53%
Interactive media & services: 2.83%
Alphabet Incorporated Class C †	9,945	$ 22,866,837
Media: 2.70%
Comcast Corporation Class A	547,340	21,762,238
Consumer discretionary: 7.10%
Automobiles: 4.19%
General Motors Company †	891,925	33,812,877
Household durables: 2.91%
D.R. Horton Incorporated	336,829	23,439,930
Consumer staples: 8.38%
Beverages: 2.06%
Keurig Dr. Pepper Incorporated	444,617	16,628,676
Food & staples retailing: 4.37%
Walmart Incorporated	230,115	35,205,294
Food products: 1.95%
Mondelez International Incorporated Class A	244,198	15,745,887
Energy: 6.98%
Oil, gas & consumable fuels: 6.98%
ConocoPhillips	297,605	28,427,230
EOG Resources Incorporated	238,906	27,894,665
		56,321,895
Financials: 14.67%
Banks: 4.52%
Bank of America Corporation	580,641	20,717,271
JPMorgan Chase & Company	131,802	15,731,887
		36,449,158
Capital markets: 6.05%
Intercontinental Exchange Incorporated	187,694	21,736,842
The Goldman Sachs Group Incorporated	88,521	27,042,280
		48,779,122
Insurance: 4.10%
American International Group Incorporated	565,872	33,109,171
Health care: 15.05%
Health care equipment & supplies: 8.01%
Abbott Laboratories	77,427	8,787,965
Medtronic plc	201,420	21,020,191
Stryker Corporation	65,464	15,793,845
Teleflex Incorporated	66,417	18,970,024
		64,572,025
See accompanying notes to portfolio of investments

Allspring Special Large Cap Value Fund (formerly, Allspring Classic Value Fund)  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Health care providers & services: 4.38%
Cigna Corporation	97,070	$ 23,954,935
Humana Incorporated	25,562	11,363,843
		35,318,778
Pharmaceuticals: 2.66%
Merck & Company Incorporated	241,688	21,435,309
Industrials: 17.79%
Aerospace & defense: 1.89%
Raytheon Technologies Corporation	160,339	15,217,774
Commercial services & supplies: 2.49%
Waste Management Incorporated	122,020	20,064,969
Industrial conglomerates: 2.76%
Honeywell International Incorporated	115,131	22,279,000
Machinery: 7.71%
Caterpillar Incorporated	162,393	34,190,222
Parker-Hannifin Corporation	60,502	16,385,150
Stanley Black & Decker Incorporated	96,853	11,636,888
		62,212,260
Trading companies & distributors: 2.94%
AerCap Holdings NV †	507,168	23,689,817
Information technology: 14.32%
IT services: 7.60%
Accenture plc Class A	58,242	17,493,567
Akamai Technologies Incorporated †	157,227	17,653,448
Fiserv Incorporated †	124,596	12,200,440
Visa Incorporated Class A	65,565	13,973,868
		61,321,323
Semiconductors & semiconductor equipment: 2.23%
NXP Semiconductors NV	104,978	17,940,740
Software: 4.49%
Microsoft Corporation	57,702	16,013,459
Salesforce.com Incorporated †	114,617	20,165,715
		36,179,174
Materials: 4.70%
Construction materials: 2.53%
Vulcan Materials Company	118,166	20,358,820
Containers & packaging: 2.17%
Avery Dennison Corporation	96,909	17,501,765
Utilities: 2.63%
Electric utilities: 2.63%
NextEra Energy Incorporated	298,606	21,206,998
Total Common stocks (Cost $652,579,241)		783,419,837

See accompanying notes to portfolio of investments

2  |  Allspring Special Large Cap Value Fund (formerly, Allspring Classic Value Fund)

Portfolio of investments—April 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.90%
Investment companies: 2.90%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	23,419,322	$ 23,419,322
Total Short-term investments (Cost $23,419,322)				23,419,322
Total investments in securities (Cost $675,998,563)	100.05%			806,839,159
Other assets and liabilities, net	(0.05)			(410,555)
Total net assets	100.00%			$806,428,604

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,505,493	$168,243,766	$(156,329,937)	$0	$0	$23,419,322	23,419,322	$9,994
See accompanying notes to portfolio of investments

Allspring Special Large Cap Value Fund (formerly, Allspring Classic Value Fund)  |  3

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$44,629,075	$0	$0	$44,629,075
Consumer discretionary	57,252,807	0	0	57,252,807
Consumer staples	67,579,857	0	0	67,579,857
Energy	56,321,895	0	0	56,321,895
Financials	118,337,451	0	0	118,337,451
Health care	121,326,112	0	0	121,326,112
Industrials	143,463,820	0	0	143,463,820
Information technology	115,441,237	0	0	115,441,237
Materials	37,860,585	0	0	37,860,585
Utilities	21,206,998	0	0	21,206,998
Short-term investments
Investment companies	23,419,322	0	0	23,419,322
Total assets	$806,839,159	$0	$0	$806,839,159

4  |  Allspring Special Large Cap Value Fund (formerly, Allspring Classic Value Fund)

Notes to portfolio of investments—April 30, 2022 (unaudited)

Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Special Large Cap Value Fund (formerly, Allspring Classic Value Fund)  |  5